Cover	May 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2023
Current Fiscal Year End Date	--01-01
Entity File Number	001-37786
Entity Registrant Name	US Foods Holding Corp.
Entity Central Index Key	0001665918
Entity Tax Identification Number	26-0347906
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9399 W. Higgins Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	(847)
Local Phone Number	720-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	USFD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable